SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of shares upon exercise
Outstanding at beginning of year	3,047,441
Granted	1,496,627	1,937,814
Vested	(653,313)
Forfeited	(135,572)
Unvested at end of year	3,755,183
Weighted average share price
Outstanding at beginning of year	$ 2.69
Granted	6.56
Vested	3.34
Forfeited	2.48
Unvested at end of year	$ 4.13